Document and Entity Information	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Astrotech Corporation
Entity Central Index Key	0001001907
Entity Emerging Growth Company	false
Entity File Number	001-34426
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-1273737
Entity Address, Address Line One	2105 Donley Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	(512)
Local Phone Number	485-9530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ASTC
Title of 12(b) Security	Common Stock, $0.001 par value per share
Security Exchange Name	NASDAQ
Amendment Description	As previously disclosed, on April 5, 2022, the Board of Directors (the “Board”) of Astrotech Corporation (the “Company”), appointed Jaime Hinojosa, the Company’s Corporate Controller, as Chief Financial Officer (“CFO”), Treasurer and Secretary, effective April 15, 2022. This Amendment No. 1 to Form 8-K (this “Form 8-K/A”) amends and supplements the Current Report on Form 8-K filed with the Securities and Exchange Commission on April 6, 2022 (the “Original Form 8-K”). This Form 8-K/A is being filed solely to disclose a new compensation arrangement for Mr. Hinojosa in connection with his appointment as CFO, Treasurer and Secretary. Such compensation arrangement had not been determined at the time of the filing of the Original Form 8-K. All other information set forth in the Original Form 8-K is otherwise unchanged. This Form 8-K/A should be read in connection with the Original Form 8-K.